Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - Interest Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Amount of Loss Recognized in OCI	$ (7,458)
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	$ (376)
Amount of Gain Recognized in OCI (effective portion) $		$ 2,128	$ 429
Amount of Loss Reclassified from Accumulated OCI to Interest Expense (effective portion) $		152	427
Ineffective portion		$ 740	$ (740)